Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
17.
LEASES

Operating leases

The Group's leases consist of operating leases for administrative office spaces and enrollment centers in different cities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the term. As of December 31, 2022, the Group did not have additional operating leases that have not yet commenced. As of December 31, 2022, the Group had no long-term leases that were classified as a financing lease. Short-term lease cost for the year ended December 31, 2022 was immaterial.

For the years ended December 31, 2021 and 2022, no variable lease cost was recognized in the consolidated financial statements of the Group.

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	72,698	74,038	22,608
Noncash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	(24,720)	4,339	380
Weighted average remaining lease term
Operating leases	12.0 years	12.3 years	12.6 years
Weighted average discount rate
Operating leases	7.4%	7.6%	6.8%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2022:

RMB
2023	32,758
2024	33,616
2025	34,498
2026	35,533
2027	36,599
2028 and thereafter	316,527
Total future lease payments	489,531
Less: Imputed interest	155,622
Total lease liability balance	333,909

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2020, 2021 and 2022, the total rental expenses for all operating leases amounted to RMB91,814, RMB68,292 and RMB30,503, respectively, recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expenses on the consolidated statements of operations. For the years ended December 31, 2020, 2021 and 2022, the noncash lease expenses amounted to RMB75,994, RMB55,171 and RMB26,878, respectively.